Note 4 - Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2024	2023
	A$	A$
Accounts receivable	1,359,936	2,125,500
Allowance for credit losses	(403,436)	0
	956,500	2,125,500